Balance Sheet Details	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Balance Sheet Details

7. Balance Sheet Details

Property and Equipment

Property and equipment as of September 30, 2019 and December 31, 2018 consisted of the following:

	September 30, 2019	December 31, 2018
Laboratory equipment	$7,349,000	$6,990,000
Furniture and fixtures	627,000	627,000
Office and computer equipment	319,000	260,000
Leasehold improvements	3,325,000	3,266,000
Total	11,620,000	11,143,000
Less: accumulated depreciation	(9,090,000)	(7,894,000)
Property and equipment, net	$2,530,000	$3,249,000

Depreciation expense totaled $365,000 and $336,000 for the three month periods ended September 30, 2019 and 2018, respectively. Depreciation expense totaled $1,049,000 and $1,139,000 for the nine month periods ended September 30, 2019 and 2018, respectively.

AmpliPhi Biosciences Corporation [Member]
Balance Sheet Details

6. Balance Sheet Details

Property and Equipment, net

Property and equipment consisted of the following:

	December 31,
	2018	2017
Laboratory equipment	$1,771,000	$1,727,000
Office and computer equipment	72,000	71,000
Leasehold improvements	188,000	188,000
Total	2,031,000	1,986,000
Less: accumulated depreciation and amortization	(1,528,000)	(1,170,000)
Property and equipment, net	$503,000	$816,000

Depreciation expense totaled $358,000 and $343,000 for the years ended December 31, 2018 and 2017, respectively.

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

	December 31,
	2018	2017
Accounts payable	$729,000	$578,000
Accrued compensation	1,352,000	1,050,000
Other accrued expenses	453,000	302,000
Dividends payable	38,000	38,000
	$2,572,000	$1,968,000

C3J [Member]
Balance Sheet Details

7.      Balance Sheet Details

Property and Equipment, net

Property and equipment consisted of the following:

	December 31,
	2018	2017
Laboratory equipment	$6,990,000	$6,655,000
Furniture and fixtures	627,000	627,000
Office and computer equipment	260,000	236,000
Leasehold improvements	3,266,000	3,266,000
Total	11,143,000	10,784,000
Less: accumulated depreciation and amortization	(7,894,000)	(6,962,000)
Property and equipment, net	$3,249,000	$3,822,000

Depreciation expense totaled $1,351,000 and $1,534,000 for the years ended December 31, 2018 and 2017, respectively.

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

	December 31,
	2018	2017
Accounts payable	$415,000	$154,000
Accrued compensation	191,000	181,000
Other accrued expenses	121,000	135,000
	$727,000	$470,000